CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 58,424	$ 66,968
Restricted cash	18,891	1,880
Restricted cash held by trustees	3,221	1,664
Trade receivables, net	56,466	52,737
Inventories	27,141	23,128
Other current assets	10,143	23,058
Current assets of discontinued operations		49,057
Total current assets	174,286	218,492
LONG-TERM INVESTMENTS AND RECEIVABLES:
Severance pay funds	9,856	9,703
Long-term restricted cash	6,279	401
Other long-term receivables	278	213
Total long-term investments and receivables	16,413	10,317
PROPERTY AND EQUIPMENT, NET	85,369	87,191
INTANGIBLE ASSETS, NET	28,830	34,773
GOODWILL	63,870	63,870
Total assets	368,768	414,643
CURRENT LIABILITIES:
Short-term bank credit		3,517
Current maturities of long-term loans	4,665	7,963
Trade payables	20,900	22,160
Accrued expenses	16,748	21,451
Short-term advances from customers held by trustees		4,448
Other current liabilities	54,666	32,346
Liabilities of discontinued operations		18,206
Total current liabilities	96,979	110,091
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	31,251	40,747
Accrued severance pay	9,628	9,513
Other long-term liabilities	4,877	12,335
Total long-term liabilities	45,756	62,595
COMMITMENTS AND CONTINGENCIES
EQUITY:
Share capital - Ordinary shares of NIS 0.2 par value: Authorized - 90,000,000 shares at December 31, 2013 and 2012; Issued and outstanding - 42,125,774 and 41,700,100 shares at December 31, 2013 and 2012, respectively	1,932	1,909
Additional paid-in capital	873,045	869,822
Accumulated other comprehensive income	1,591	2,864
Accumulated deficit	(650,535)	(632,638)
Total equity	226,033	241,957
Total liabilities and equity	$ 368,768	$ 414,643